Consolidated Statements of Stockholders' Equity and Comprehensive Income (Deficit) (USD $) In Thousands, unless otherwise specified	Total	Treasury Stock	Additional Paid-in Capital	Accumulated Comprehensive Income	Accumulated Deficit	Series AA Preferred Stock	Preferred Class A Preferred Stock	Common Class A Common Stock	Common Class B Common Stock	LAMAR MEDIA CORP	LAMAR MEDIA CORP Common Stock	LAMAR MEDIA CORP Additional Paid-in Capital	LAMAR MEDIA CORP Accumulated Comprehensive Income	LAMAR MEDIA CORP Accumulated Deficit
Beginning Balance at Dec. 31, 2008	$ 870,618	$ (883,364)	$ 2,347,854	$ (1,066)	$ (592,914)			$ 93	$ 15	$ 813,904	$ 0	$ 2,517,481	$ (1,066)	$ (1,702,511)
Contributions from parent										17,302		17,302
Non cash compensation expense	12,462		12,462							12,462
Exercise of stock options	1,938		1,937					1
Issuance of shares of common stock through employee purchase plan	2,902		2,902
Tax shortfall related to options exercised	25		25
Purchase of treasury stock	(44)	(44)
Payment on convertible notes	(4,014)		(4,014)
Statement of Comprehensive Income (Loss)
Foreign currency translation	2,500			2,500						2,500			2,500
Change in unrealized loss on hedging transaction, net of tax	3,814			3,814						3,814			3,814
Net income (loss)	(58,038)				(58,038)					(55,823)				(55,823)
Net Comprehensive income (loss)	(51,724)									(49,509)
Dividends	(365)				(365)					(225)				(225)
Ending Balance at Dec. 31, 2009	831,798	(883,408)	2,361,166	5,248	(651,317)			94	15	781,472	0	2,534,783	5,248	(1,758,559)
Contributions from parent										27,982		27,982
Non cash compensation expense	17,839		17,839							17,839
Exercise of stock options	6,803		6,803
Conversion of shares of Class B common stock to Class A common stock	0
Issuance of shares of common stock through employee purchase plan	3,356		3,356
Tax shortfall related to options exercised	(16)		(16)
Purchase of treasury stock	(1,629)	(1,629)
Payment on convertible notes	(23)		(23)
Statement of Comprehensive Income (Loss)
Foreign currency translation	862			862						862			862
Net income (loss)	(40,102)				(40,102)					(40,198)				(40,198)
Net Comprehensive income (loss)	(39,240)									(39,336)
Dividends	(365)				(365)					(1,629)				(1,629)
Ending Balance at Dec. 31, 2010	818,523	(885,037)	2,389,125	6,110	(691,784)				15	768,489	0	2,562,765	6,110	(1,800,386)
Contributions from parent										3,653
Non cash compensation expense	2,132									2,132
Statement of Comprehensive Income (Loss)
Net income (loss)	(13,240)									(13,164)
Net Comprehensive income (loss)	(12,505)									(12,429)
Dividends	(91)
Ending Balance at Mar. 31, 2011
Beginning Balance at Dec. 31, 2010	818,523	(885,037)	2,389,125	6,110	(691,784)			94	15	768,489	0	2,562,765	6,110	(1,800,386)
Contributions from parent										16,553		16,553
Non cash compensation expense	11,650		11,650							11,650
Exercise of stock options	1,998		1,997					1
Issuance of shares of common stock through employee purchase plan	3,459		3,459
Tax shortfall related to options exercised	(552)		(552)
Purchase of treasury stock	(3,481)	(3,481)
Statement of Comprehensive Income (Loss)
Foreign currency translation	(784)			(784)						(784)			(784)
Net income (loss)	8,550				8,550					8,612				8,612
Net Comprehensive income (loss)	7,766									7,828
Dividends	(365)				(365)					(3,481)				(3,481)
Ending Balance at Dec. 31, 2011	838,998	(888,518)	2,405,679	5,326	(683,599)	0	0	95	15	789,389	0	2,579,318	5,326	(1,795,255)
Contributions from parent										5,207
Non cash compensation expense	2,612									2,612
Statement of Comprehensive Income (Loss)
Net income (loss)	(22,816)									(22,825)
Net Comprehensive income (loss)	(22,135)									(22,144)
Dividends	(91)
Ending Balance at Mar. 31, 2012	$ 821,111									$ 771,493